Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable

	2011	2012
	RMB	RMB
Accounts receivable	45,730	55,948
Less: Allowance for doubtful accounts	(2,022)	(3,260)

	43,708	52,688

Schedule of Allowance for Doubtful Accounts

The movement of allowance for doubtful accounts is analyzed as follows:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,620	1,965	2,022
Additions	—	801	1,575
Reversals	(28)	—	—
Write-offs	(627)	(744)	(337)

Balance at end of period	1,965	2,022	3,260